UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Variable Insurance Trust

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Wilshire Global Allocation Fund
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Wilshire Global Allocation Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wilshire Global Allocation Fund	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Global Allocation Fund returned 17.41% in 2025, outperforming the Custom Benchmark return of 15.86%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Exposure to Wilshire Large Company Growth Portfolio was the top contributor from a manager selection stand point.

Top Detractors
↓	Overweight exposure to fixed income was a detractor of relative returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wilshire Global Allocation Fund	PAGE 1	TSR-AR-97200P868

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	17.41	6.89	7.62
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Bloomberg Global Aggregate USD Hedged	4.86	0.34	2.39
65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)	15.86	7.14	8.42
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$508,084,713
Number of Holdings	10
Net Advisory Fee	$565,158
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Issuers	(% of Net Assets)
Wilshire International Equity Fund	22.2%
Wilshire Income Opportunities Fund	18.9%
Wilshire Large Company Growth Portfolio	17.4%
Wilshire Large Company Value Portfolio	16.6%
Vanguard Total International Bond Index Fund	13.9%
Vanguard Mega Cap Index Fund	4.0%
Fidelity Emerging Markets Index Fund	2.0%
Vanguard Long-Term Bond Index Fund	2.0%
Wilshire Small Company Value Portfolio	1.5%
Wilshire Small Company Growth Portfolio	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Global Allocation Fund	PAGE 2	TSR-AR-97200P868

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Matt Forstenhausler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” were not provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	18,000	18,000
(b) Audit-Related Fees	0	500
(c) Tax Fees	4,000	4,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	0	4,000
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wilshire Variable Insurance Trust
Annual Financial Statements and Additional Information
December 31, 2025

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 78.1%
Wilshire Income Opportunities Fund - Class Institutional(a)	10,712,546	$96,091,537
Wilshire International Equity Fund - Class Institutional(a)	9,594,694	112,833,607
Wilshire Large Company Growth Portfolio - Class Institutional(a)	1,646,216	88,171,308
Wilshire Large Company Value Portfolio - Class Institutional(a)	3,875,503	84,485,956
Wilshire Small Company Growth Portfolio - Class Institutional(a)(b)	340,912	7,551,204
Wilshire Small Company Value Portfolio - Class Institutional(a)	297,669	7,751,312
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $369,923,236)		396,884,924
OTHER OPEN-END FUNDS - 21.9%
Fidelity Emerging Markets Index Fund	754,083	10,315,862
Vanguard Long-Term Bond Index Fund - Class Admiral	949,920	10,040,652
Vanguard Mega Cap Index Fund - Class Institutional	41,326	20,459,021
Vanguard Total International Bond Index Fund - Class Institutional	2,428,362	70,543,918
TOTAL OTHER OPEN-END FUNDS (Cost $111,749,086)		111,359,453
TOTAL INVESTMENTS - 100.0% (Cost $481,672,322)		$508,244,377
Money Market Deposit Account - 0.1%(c)		290,849
Liabilities in Excess of Other Assets - (0.1)%		(450,513)
TOTAL NET ASSETS - 100.0%		$ 508,084,713

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

The accompanying notes are an integral part of these financial statements.

1

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS:
Investments in unaffiliated securities, at value	$111,359,453
Investments in affiliated securities, at value (Notes 2 and 6)	396,884,924
Receivable for investments sold	320,243
Cash - interest bearing deposit account	290,849
Dividends receivable	39,946
Receivable for fund shares sold	2,739
Interest receivable	959
Prepaid expenses and other assets	23,798
Total assets	508,922,911
LIABILITIES:
Payable for capital shares redeemed	592,092
Payable for distribution and shareholder servicing fees (Note 4)	128,303
Payable to Adviser (Note 3)	54,717
Payable for audit fees	22,000
Payable for fund administration and accounting fees (Note 3)	16,126
Payable for expenses and other liabilities	24,960
Total liabilities	838,198
NET ASSETS	$ 508,084,713
Net Assets Consists of:
Paid-in capital	$433,738,878
Total distributable earnings	74,345,835
Total net assets	$ 508,084,713
Net assets	$508,084,713
Shares issued and outstanding(a)	24,650,970
Net asset value per share	$20.61
Cost:
Investments in unaffiliated securities, at cost	$111,749,086
Investments in affiliated securities, at cost (Note 6)	369,923,236

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

2

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$3,850,735
Dividend income from affiliated securities (Note 6)	13,129,379
Interest income	11,238
Total investment income	16,991,352
EXPENSES:
Distribution expenses (Note 4)	1,228,159
Investment advisory fee (Note 3)	565,158
Trustees’ fees (Note 3)	147,594
Legal fees	82,357
Fund administration and accounting fees (Note 3)	67,041
Other expenses and fees	40,436
Custodian fees	29,161
Audit fees	21,971
Reports to shareholders	18,086
Transfer agent fees	12,320
Interest expenses (Note 5)	1,209
Total expenses	2,213,492
Net investment income	14,777,860
REALIZED AND UNREALIZED GAIN (LOSS) (Notes 2 and 6)
Net realized gain (loss) from:
Unaffiliated investments	145,504
Affiliated registered investment companies (Note 6)	6,501,774
Distributions received from affiliated securities	29,091,834
Net realized gain (loss)	35,739,112
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,491,370
Investments in affiliated securities (Note 6)	24,083,232
Net change in unrealized appreciation (depreciation)	28,574,602
Net realized and unrealized gain (loss)	64,313,714
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 79,091,574

The accompanying notes are an integral part of these financial statements.

3

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$14,777,860	$15,549,812
Net realized gain (loss)	35,739,112	23,946,907
Net change in unrealized appreciation (depreciation)	28,574,602	10,768,828
Net increase (decrease) in net assets from operations	79,091,574	50,265,547
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 8):
From earnings	(30,739,087)	(8,812,931)
Total distributions to shareholders	(30,739,087)	(8,812,931)
CAPITAL TRANSACTIONS:
Shares sold	2,260,123	2,900,787
Shares issued from reinvestment of distributions	30,739,087	8,812,931
Shares redeemed	(50,863,748)	(47,248,534)
Net increase (decrease) in net assets from capital transactions	(17,864,538)	(35,534,816)
Net increase (decrease) in net assets	30,487,949	5,917,800
NET ASSETS:
Beginning of the year	477,596,764	471,678,964
End of the year	$ 508,084,713	$477,596,764
SHARES TRANSACTIONS
Shares sold	113,262	158,450
Shares issued from reinvestment of distributions	1,536,954	467,281
Shares redeemed	(2,558,959)	(2,577,994)
Total increase (decrease) in shares outstanding	(908,743)	(1,952,263)

The accompanying notes are an integral part of these financial statements.

4

WILSHIRE VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.69	$17.14	$15.49	$23.04	$22.09
INVESTMENT OPERATIONS:
Net investment income(a)	0.60	0.59	0.32	0.24	0.69
Net realized and unrealized gain (loss) on investments(b)	2.62	1.30	2.15	(4.55)	1.88
Total from investment operations	3.22	1.89	2.47	(4.31)	2.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.34)	(0.22)	(0.71)	(0.28)
Net realized gains	(0.64)	—	(0.60)	(2.53)	(1.34)
Total distributions	(1.30)	(0.34)	(0.82)	(3.24)	(1.62)
Net asset value, end of year	$20.61	$18.69	$17.14	$15.49	$23.04
Total return(c)	17.41%	11.03%	16.44%	(17.83)%	11.84%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$508,085	$477,597	$471,679	$434,700	$566,770
Ratio of expenses to average net assets:
Operating expenses after fee reductions and expense reimbursements, recoupment of previously waived fees and excluding fees paid indirectly	0.45%	0.44%	0.44%	0.42%	0.40%
Ratio of net investment income (loss) to average net assets	3.01%	3.21%	1.95%	1.27%	2.94%
Portfolio turnover rate	17%	8%	3%	6%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
If you are an annuity contract owner, the total returns shown do not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

5

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers units of beneficial interest (shares) in the Wilshire Global Allocation Fund (the “Fund”). The Fund operates under a fund of funds structure and at this time invests substantially all of its assets in shares of certain underlying affiliated funds (the “Affiliated Funds”), which are mutual funds advised by Wilshire Advisors LLC (the “Adviser”), and in shares of unaffiliated investment companies. Shares of the Fund may only be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.
The investment objective of the Fund is to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
The end of the reporting period for the Fund is December 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2025 (the “current fiscal period”).
Use of estimates — The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Fund. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Adviser’s Pricing Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

6

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025(Continued)
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there were no significant changes to the Fund’s fair value methodologies.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Registered Investment Companies	$396,884,924	$—	$—	$396,884,924
Other Open-End Funds	111,359,453	—	—	111,359,453
Total Investments	$ 508,244,377	$—	$—	$508,244,377

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Fund did not hold any securities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of its net assets in Level 3 investments.
Russian and Ukraine Securities — The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Investment transactions and investment income — Investment transactions are recorded on a trade date basis. Dividends, including distributions paid by affiliated and unaffiliated registered investment companies, are recorded on the ex-dividend date. The actual tax character of income, realized gains and return of capital distributions received from affiliated and unaffiliated registered investment companies may not be known until after the end of the fiscal year, at which time appropriate adjustments are recorded. Realized gains and losses on investments sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.

7

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025(Continued)
Expense policy — Expenses that are attributable to both the Fund and the Wilshire Mutual Funds, Inc. (an affiliated investment company) are allocated across the Fund and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.
Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Fund’s net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board.
Segment Reporting — Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ president and principal executive officer, and the Funds’ treasurer and principal financial and accounting officer, who together serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY AND OTHER SERVICES
The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Fund and to continuously review, oversee and administer the Fund’s investment program.
Under an Investment Advisory Agreement, the Fund pays to the Adviser a fee at the annual rate of 0.55% of the average daily net assets of the first $1 billion and 0.45% on the average daily net assets greater than $1 billion of the Fund, excluding assets invested in the Affiliated Funds.
The Adviser has entered into an expense limitation agreement with the Fund requiring it to reduce its management fee and/or reimburse expenses to limit annual operating expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 0.50% of average daily net assets of the Fund. The agreement to limit expenses continues through at least April 30, 2026. The Adviser may recoup the amount of any management fee reductions or expense reimbursements within three years after the day on which the fee reduction or expense reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. There were no waivers or recoupments during the current fiscal period. There are no outstanding amounts that are subject to recoupment as of the end of the current fiscal period.
Because the affiliated and unaffiliated registered investment companies have varied fee and expense levels and the Fund may own different proportions of the affiliated and unaffiliated registered investment companies at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) serves as the Trust’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter.
Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers and Trustees’ expenses — The Fund and Wilshire Mutual Funds, Inc. together paid each Independent Trustee an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Trustee is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Trustees and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Trustees and $3,500 for the Board chair, and a virtual Committee meeting fee of $1,500.

8

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025(Continued)
4. DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
The Fund has adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan, the Distributor receives from the Fund a distribution and shareholder services fee computed at the annual rate of 0.25% of average daily net assets.
5. LINE OF CREDIT
The Trust and the Wilshire Mutual Funds, Inc. have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by the Fund are secured by the Fund’s assets. The Line has a one year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 1, 2027. Interest is charged at the prime rate, which was 6.75% as of the end of the current fiscal period. The Fund did not have any outstanding borrowings as of the end of the current fiscal period. The average interest rate paid during the current fiscal period, was 7.36%. During the current fiscal period, the maximum borrowing was $411,000 on June 30, 2025 and average borrowing was $16,189. This borrowing resulted in interest expense of $1,209.
6. SECURITY TRANSACTIONS
During the current fiscal period, the aggregate cost of purchases and proceeds from sales of investments, other than affiliated investments and short-term investments, totaled $19,695,296 and $10,350,193 respectively.
Information regarding the Fund’s investments in the Affiliated Funds during the current fiscal period, is provided in the table below:

Fund	Value as of December 31, 2024	Cost of Purchases	Proceeds From Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Income Distribution	Capital Gain Distributions
Wilshire Income Opportunities Fund - Institutional Class	$101,536,303	$8,432,732	$(16,242,450)	$(2,506,115)	$4,871,067	$96,091,537	$4,490,953	$—
Wilshire International Equity Fund - Institutional Class	107,857,269	13,408,048	(27,188,531)	2,019,580	16,737,241	112,833,607	3,949,720	9,458,330
Wilshire Large Company Growth Portfolio - Institutional Class	77,551,705	30,326,758	(24,676,141)	5,261,394	(292,408)	88,171,308	2,998,322	11,828,437
Wilshire Large Company Value Portfolio - Institutional Class	78,480,588	13,204,632	(11,094,126)	1,586,164	2,308,698	84,485,956	1,520,129	7,184,502
Wilshire Small Company Growth Portfolio - Institutional Class	7,511,565	—	(563,462)	(164,437)	767,538	7,551,204	—	—
Wilshire Small Company Value Portfolio - Institutional Class	7,656,578	790,817	(692,367)	305,188	(308,904)	7,751,312	170,255	620,565
	$380,594,008	$66,162,987	$(80,457,077)	$6,501,774	$24,083,232	$396,884,924	$13,129,379	$29,091,834

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Affiliated Funds”), registered open-end management investment companies. The Fund may redeem its investments from the Affiliated Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund is directly affected by the performance of the Affiliated Funds. As of the end of the current fiscal period, the percentage of net assets invested in the Affiliated Funds was 78.1%.

9

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025(Continued)
7. SIGNIFICANT SHAREHOLDERS
As of the end of the current fiscal period, 99.5% of the outstanding shares of the Fund, representing 1 omnibus shareholder, were held in the separate account of Horace Mann Life Insurance Co. through which shares of the Fund are sold.
8. TAX INFORMATION
No provision for federal income taxes is required because the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable net investment income and net realized capital gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will materially change in the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
The federal tax cost and unrealized appreciation (depreciation) at December 31, 2025 for the Fund is as follows:

Tax cost of portfolio investments	$484,931,593
Aggregate gross unrealized appreciation	$44,190,244
Aggregate gross unrealized depreciation	(20,877,460)
Net unrealized appreciation	$23,312,784

The difference between the book and tax-basis cost of portfolio investments for the Fund is attributable primarily to the tax deferral of losses on wash sales.
The tax character of distributions paid to shareholders for the year ended December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
Ordinary income	$15,562,155	$8,812,931
Long-term capital gains	15,176,932	—
Total	$30,739,087	$8,812,931

For the year ended December 31, 2025, there was no reclassification made on the Statement of Assets and Liabilities for the Fund as a result of book to tax differences.

10

Wilshire Variable Insurance Trust
Notes to Financial Statements
December 31, 2025(Continued)
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,777,819
Undistributed long-term gains	36,255,232
Net unrealized depreciation on investments	23,312,784
Other Accumulated Loss	—
Total accumulated losses	$74,345,835

9. INDEMNIFICATIONS
In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
10. SUBSEQUENT EVENT EVALUATION
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

11

WILSHIRE VARIABLE INSURANCE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Wilshire Global Allocation Fund and
Board of Trustees of Wilshire Variable Insurance Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wilshire Variable Insurance Trust comprising Wilshire Global Allocation Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

12

WILSHIRE VARIABLE INSURANCE TRUST
TAX INFORMATION
For the year ended December 31, 2025, the Fund designated 0.82% of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871 (k)(1)(c).
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871 (k)(2)(c) is 0.08%.
For the year ended December 31, 2025, the Fund designated $15,176,932 as long-term capital gain distributions.
Of the ordinary income distributions made by the Fund, 0.00% represents the amount of the distribution which will qualify for the dividends received deduction available to corporate shareholders.

13

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL INFORMATION
INFORMATION ON PROXY VOTING
A description of policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during most recent 12-month period ended December 31, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
INFORMATION ON FORM N-PORT
The Trust files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Trust Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

14

WILshire variable insurance trust
Board Approval of Advisory Agreement
Wilshire Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company, which was organized as a Delaware statutory trust under a Declaration of Trust dated November 7, 1996. The Declaration of Trust permits the Trust to offer separate series; the Trust presently consists of the following series, Wilshire Global Allocation Fund (the “Fund”).
During the six months ended December 31, 2025, the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”) approved the renewal for an additional one-year term of the investment advisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser to the Fund, and the Trust, with respect to the Fund (the “Advisory Agreement”).
The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Fund (the “Independent Trustees”) casting votes at a meeting called for such purpose.
The Board approved the renewal of the Advisory Agreement following an extensive process that concluded at the Board’s November 17, 2025 meeting (the “November Meeting”). As required by the 1940 Act, the approval was confirmed by the separate vote of the Independent Trustees, casting votes at a meeting called for such purpose. As part of their review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Trustees various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and advised them of the relevant legal standards.
Information Requested and Received
At the direction of the Independent Trustees, Independent Legal Counsel sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Trustees in advance of the November Meeting.
In response to the request for information, the Trustees received information from the Adviser regarding the factors underlying its recommendation to approve the Advisory Agreement. In particular, the Trustees received information from the Adviser as to the Fund describing: (i) the nature, extent and quality of services provided; (ii) the financial condition of the Adviser and its ability to provide the contracted-for services under the applicable Advisory Agreement; (iii) the investment performance of the Fund as provided by the Adviser based upon data gathered from the Morningstar Direct database (“Morningstar”), along with a comparison to its benchmark index; (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the Fund grows; (vi) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vii) comparisons of amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (viii) fall-out benefits realized by the Adviser from its relationship with the Fund. The Independent Trustees also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.
Factors Considered
In connection with its deliberations regarding the proposed renewal of the Advisory Agreement, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by the Adviser under the Advisory Agreement; comparative fees as provided by the Adviser; the profits realized by the Adviser; the extent to which the Adviser realizes economies of scale as the Fund grows; and whether any fall-out benefits are being realized by the Adviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in private sessions at which no representatives of the Adviser were present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on November 17, 2025 to review data on the Adviser’s performance. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Board also considered information reviewed by the Board

15

WILshire variable insurance trust
Board Approval of Advisory Agreement(Continued)
during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Fund and weighed the factors and standards discussed with Independent Legal Counsel.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling and each Trustee, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement, the Board concluded that it was in the best interests of the Fund to approve the renewal of the Advisory Agreement.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of services provided by the Adviser, the Board considered the functions currently performed by the Adviser, noting that the Adviser performs certain administrative functions on behalf of the Fund. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the key personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. In evaluating the services provided by the Adviser, the Board also took into account that the Fund operates under a fund-of-funds structure that pursues its investment objectives by investing in underlying funds. Thus, the Board considered the capabilities and expertise of the Adviser’s personnel responsible for implementing the Fund’s asset allocation strategies and considered the information provided by the Adviser regarding its portfolio construction methodology, as well as the firm’s investment oversight and risk management processes.
The Board considered the compliance program established by the Adviser and the level of compliance maintained for the Fund. In addition, the Board considered the regular reports it receives from the Fund’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also took into account information regarding the Adviser’s disaster recovery and contingency plans and data protection safeguards, among other things.
The Board considered the Adviser’s financial condition. In this regard, the Board reviewed, among other things, the Adviser’s audited consolidated financial statements as of December 31, 2024, as well as information regarding the firm’s business plans. The Board also noted the Adviser’s commitment to ensuring that sufficient resources will continue to be available in the future for servicing the Fund.
In connection with its evaluation of the quality of services provided by the Adviser, the Board reviewed the Fund’s annualized performance for the one, three-, five- and ten-year periods ended September 30, 2025, as well as the relevant peer group and benchmark returns for the same periods. In general, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, and the responsibilities of the Adviser, as disclosed in the Fund’s prospectus. As to the Adviser’s performance, the Board noted that the Fund’s annualized returns were above the Fund’s hybrid benchmark performance for all periods reviewed with the exception of the ten-year period. The Fund also outperformed its peer group median for all periods reviewed, ranking in the first, first, first and second quintiles of its peer group for the one-, three, five- and ten-year periods, respectively (the first quintile being the best performers and the fifth quintile being the worst performers).
In evaluating the Fund’s performance metrics, the Board took into account its discussions with management throughout the year regarding the factors that contributed to or detracted from performance, as the case may be, and considered the Adviser’s overall track record and reputation. After reviewing the foregoing and related factors, the Board concluded that the Fund’s performance was acceptable and supported the renewal of the Advisory Agreement.
In addition, based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to continue to serve the Fund in such capacity and that it was satisfied with the nature, extent and quality of services provided by the Adviser to the Fund.

16

WILshire variable insurance trust
Board Approval of Advisory Agreement(Continued)
Comparative Fees
The Board compared the Fund’s actual management fee paid and total expense ratio to the applicable peer group of funds, as well as the Fund’s size relative to its peers. In considering the comparative fee and expense data provided by the Adviser, the Board noted that although the Fund’s total expense ratio was above the peer group median, ranking in the fifth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile of its peer group (the first quintile being the lowest and the fifth quintile being the highest). The Board took into account the Fund’s fund-of-funds structure and noted that the management fee is applied to assets not invested in the Wilshire Mutual Funds complex. The Board also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.
In addition to the foregoing, the Board took into account the Adviser’s representation that there is no duplication of fees for the Fund and that the Adviser’s management fee principally relates to asset allocation, underlying fund selection, management of cash flows and portfolio monitoring.
As part of its evaluation of the Fund’s management fee, the Board considered how such fee compared to the fee charged by the Adviser to other clients that it manages pursuant to similar investment strategies, noting that Wilshire sub-advises other asset allocation relationships and those sub-advised funds a lower fee. In this regard, the Board considered, among other things, Wilshire’s discussion of the significant differences in the scope of services provided to the Fund and to such sub-advised funds. The Board concluded that the information it received demonstrated that the aggregate services provided to and specific circumstances of the Fund were sufficiently different from the services provided to and specific circumstances of the sub-advised funds to support the difference in fees.
Based upon all of the above, the Board concluded that the management fee for the Fund was reasonable.
Costs of Services Provided and Profitability to Wilshire
With respect to the costs of services provided and profitability realized by Wilshire from its relationship with the Fund, the Board reviewed a profitability analysis and data from Wilshire, setting forth, among other things, gross revenues received by Wilshire, expenses allocated to the Trust and the operating margin/profitability rate. In the course of its review of Wilshire’s profitability, the Board took into account the methods used by Wilshire to determine expenses and profit. The Board considered all of the foregoing in evaluating the costs of services provided, the profitability to Wilshire and the profitability rates presented, and concluded that the profits realized by Wilshire were not unreasonable in comparison with the costs of providing investment advisory services to the Fund.
Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Fund as Fund assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Board noted the Adviser’s statements, including that it believes its management fee is appropriate and that, where possible, the Adviser has utilized common service providers across multiple funds in the complex in order to negotiate lower fees on behalf of the Fund.
As part of its assessment of economies of scale, the Board also considered that economies of scale may be shared through a number of means, including expense limitations and/or management fees set at competitive rates pre-assuming future asset growth. Thus, the Board considered the size of the Fund and the competitiveness of the actual management fee paid by the Fund, as well as the Adviser’s agreement to limit the Fund’s expenses. The Board also took into account that the management fee includes a breakpoint.
Based upon all of the above, the Board concluded that the management fee for the Fund reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board considered that the Adviser may retain a portion of the Rule 12b-1 fees collected by the Fund to offset its costs for distribution services provided to the Fund but noted that the Adviser has not historically done so. The Board also considered the Adviser’s statement that benefits from its relationship with the Fund were primarily limited to the advisory fees paid. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.

17

WILshire variable insurance trust
Board Approval of Advisory Agreement(Continued)
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Fund’s Advisory Agreement is in the best interests of the Fund.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs. For Closed end funds: There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	3/6/2026

* Print the name and title of each signing officer under his or her signature.